Note to the cash flow statement	12 Months Ended
Dec. 31, 2023
Consolidated Statement of Cash Flows
Note to the cash flow statement

29. Note to the cash flow statement

The following table details the adjustments related to the operating cash flow:

	December 31,
	2023	2022	2021

	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and impairment	€43,642	€65,566	€34,636
Share-based compensation expenses	56,718	88,506	70,726
Increase/decrease (-) in retirement benefit obligations and provisions	11	136	(2,347)
Unrealized exchange losses/gains (-) and non-cash other financial result	19,908	(41,970)	(57,073)
Discounting effect of non-current deferred income	(645)	7,672	9,289
Discounting effect of other non-current liabilities	(318)	2,271	—
Fair value re-measurement of warrants	(18)	(186)	(2,960)
Net change in fair value of current financial investments	(22,690)	(6,929)	(119)
Fair value adjustment financial assets held at fair value through profit or loss	390	—	4,919
Other non-cash expenses	2,292	2,229	648
Total adjustment for non-cash transactions	€99,291	€117,296	€57,718

Adjustment for items to disclose separately under operating cash flow
Interest expense	€1,867	€6,967	€11,656
Interest income	(79,319)	(14,344)	(2,853)
Tax expense	11,689	2,844	2,423
Total adjustment for items to disclose separately under operating cash flow	€(65,763)	€(4,533)	€11,227

Adjustment for items to disclose under investing and financing cash flows
Gain on disposal of subsidiaries	€—	€—	€(22,191)
Gain on sale of fixed assets	(1,091)	(23)	—
Realized exchange gain on sale of current financial investments	—	—	(6,645)
Investment income related to current financial investments	(15,597)	(3,766)	(12)
Total adjustment for items to disclose separately under investing and financing cash flow	€(16,688)	€(3,789)	€(28,847)

Change in working capital other than deferred income
Increase in inventories	€(24,076)	€(34,588)	€(21,168)
Increase (-)/ decrease in receivables	(39,114)	68,984	79,859
Increase/decrease (-) in liabilities	31,817	(2,083)	(35,353)
Total change in working capital other than deferred income	€(31,373)	€32,313	€23,337